Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES
Capital commitments
The Group’s capital commitments primarily relate to commitments in connection with the expansion and improvement of its network infrastructure and its plan to decorate its head office. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB376,160 (US$59,028 ) as of December 31, 2021. Almost all of the commitments relating to the network infrastructure and office decoration are to be fulfilled within one year.
Operating lease commitments
The Company leases facilities in the PRC under
non-cancelable
operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents.
Future minimum payments under
non-cancelable
operating leases for office rental consist of the following as of December 31, 2021:

	RMB	US$
Year ending December 31:
2022	15,710,485	2,465,318
2023	14,124,342	2,216,417
2024	13,873,588	2,177,069
2025	13,459,582	2,112,102
2026	13,459,582	2,112,102
2027 and after	48,629,836	7,631,082

Total	119,257,415	18,714,090

Legal contingencies
The Company is not currently involved in any legal proceedings which could result in material loss contingencies.
Risk assurance contingencies
The Company estimated and accrued for the contingent loss related to the risk assurance liability as disclosed in Note 11.